Quarterly Holdings Report
for

Fidelity® Dividend Growth Fund

April 30, 2021

DGF-QTLY-0621
1.800335.117

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value (000s)
COMMUNICATION SERVICES - 7.7%
Entertainment - 2.6%
Activision Blizzard, Inc.	629,800	$57,431
Electronic Arts, Inc.	189,100	26,867
The Walt Disney Co. (a)	553,700	102,999
		187,297
Interactive Media & Services - 3.4%
Alphabet, Inc. Class A (a)	39,300	92,493
Facebook, Inc. Class A (a)	290,500	94,436
Tencent Holdings Ltd.	534,800	42,662
Z Holdings Corp.	2,768,600	12,793
		242,384
Media - 1.7%
Comcast Corp. Class A	1,181,792	66,358
Interpublic Group of Companies, Inc.	1,618,500	51,387
		117,745

TOTAL COMMUNICATION SERVICES		547,426

CONSUMER DISCRETIONARY - 13.3%
Auto Components - 1.0%
BorgWarner, Inc.	812,800	39,486
Lear Corp.	155,700	28,624
		68,110
Automobiles - 1.2%
General Motors Co. (a)	978,800	56,007
Harley-Davidson, Inc.	452,500	21,887
Hyundai Motor Co.	43,960	8,334
		86,228
Hotels, Restaurants & Leisure - 3.4%
Aristocrat Leisure Ltd.	1,209,836	34,642
Churchill Downs, Inc.	173,500	36,695
Domino's Pizza, Inc.	71,900	30,366
Hilton Worldwide Holdings, Inc.	262,600	33,797
Marriott International, Inc. Class A	245,700	36,491
Restaurant Brands International, Inc. (b)	675,100	46,319
Starbucks Corp.	94,100	10,774
Wingstop, Inc.	59,800	9,473
		238,557
Household Durables - 2.5%
Lennar Corp. Class A	531,700	55,084
Sony Group Corp.	487,000	48,690
Whirlpool Corp.	323,000	76,373
		180,147
Internet & Direct Marketing Retail - 0.2%
eBay, Inc.	194,000	10,823
Multiline Retail - 1.4%
Dollar General Corp.	313,800	67,389
Target Corp.	166,900	34,592
		101,981
Specialty Retail - 1.8%
Camping World Holdings, Inc. (b)	1,247,000	54,294
Lowe's Companies, Inc.	250,100	49,082
Williams-Sonoma, Inc.	152,500	26,039
		129,415
Textiles, Apparel & Luxury Goods - 1.8%
PVH Corp.	458,599	51,904
Tapestry, Inc.	1,546,200	73,986
		125,890

TOTAL CONSUMER DISCRETIONARY		941,151

CONSUMER STAPLES - 5.5%
Beverages - 2.2%
Diageo PLC	740,111	33,225
Keurig Dr. Pepper, Inc. (b)	1,720,300	61,673
The Coca-Cola Co.	1,171,000	63,211
		158,109
Household Products - 1.5%
Energizer Holdings, Inc.	714,500	35,225
Spectrum Brands Holdings, Inc.	767,675	67,663
		102,888
Tobacco - 1.8%
Altria Group, Inc.	1,258,214	60,080
Swedish Match Co. AB	796,500	65,334
		125,414

TOTAL CONSUMER STAPLES		386,411

ENERGY - 3.7%
Oil, Gas & Consumable Fuels - 3.7%
Cameco Corp. (b)	1,153,600	19,392
Canadian Natural Resources Ltd.	1,284,000	38,975
Exxon Mobil Corp.	1,514,397	86,684
Hess Corp.	382,500	28,500
Reliance Industries Ltd. sponsored GDR (c)	1,262,400	68,296
Tourmaline Oil Corp.	984,000	21,231
		263,078
FINANCIALS - 10.8%
Banks - 5.5%
Bank of America Corp.	2,820,317	114,307
JPMorgan Chase & Co.	826,935	127,191
Wells Fargo & Co.	3,201,293	144,218
		385,716
Capital Markets - 2.5%
BlackRock, Inc. Class A	82,800	67,838
Coinbase Global, Inc. (a)	47,100	14,019
Intercontinental Exchange, Inc.	511,300	60,185
Raymond James Financial, Inc.	250,900	32,813
		174,855
Consumer Finance - 1.1%
American Express Co.	73,900	11,333
Discover Financial Services	612,800	69,859
		81,192
Insurance - 1.7%
Arthur J. Gallagher & Co.	440,700	63,879
The Travelers Companies, Inc.	356,500	55,136
		119,015

TOTAL FINANCIALS		760,778

HEALTH CARE - 10.9%
Biotechnology - 1.2%
AbbVie, Inc.	738,800	82,376
Health Care Equipment & Supplies - 0.5%
Envista Holdings Corp. (a)	825,200	35,715
Health Care Providers & Services - 4.6%
Anthem, Inc.	23,800	9,029
Cigna Corp.	358,200	89,195
CVS Health Corp.	552,800	42,234
Humana, Inc.	155,500	69,235
UnitedHealth Group, Inc.	296,306	118,167
		327,860
Life Sciences Tools & Services - 0.9%
Thermo Fisher Scientific, Inc.	128,600	60,472
Pharmaceuticals - 3.7%
AstraZeneca PLC (United Kingdom)	333,000	35,446
Bristol-Myers Squibb Co.	1,042,200	65,054
Eli Lilly & Co.	316,600	57,865
Merck KGaA	205,700	36,143
Roche Holding AG (participation certificate)	136,000	44,357
UCB SA	255,700	23,689
		262,554

TOTAL HEALTH CARE		768,977

INDUSTRIALS - 12.1%
Aerospace & Defense - 1.4%
Airbus Group NV	248,500	29,885
HEICO Corp. Class A	118,151	14,920
The Boeing Co. (a)	247,000	57,875
		102,680
Air Freight & Logistics - 1.0%
FedEx Corp.	113,700	33,008
United Parcel Service, Inc. Class B	197,700	40,303
		73,311
Airlines - 0.3%
Copa Holdings SA Class A (a)	210,600	18,217
Commercial Services & Supplies - 0.8%
GFL Environmental, Inc.	1,623,100	53,480
Electrical Equipment - 0.3%
AMETEK, Inc.	158,000	21,319
Industrial Conglomerates - 2.1%
General Electric Co.	9,428,600	123,703
Roper Technologies, Inc.	60,900	27,188
		150,891
Machinery - 2.8%
AG Growth International, Inc.	476,400	16,705
Allison Transmission Holdings, Inc.	1,299,902	53,907
Cummins, Inc.	121,600	30,648
Fortive Corp.	298,600	21,147
PACCAR, Inc.	445,700	40,060
Toro Co.	310,900	35,629
		198,096
Professional Services - 1.4%
Equifax, Inc.	165,100	37,846
IHS Markit Ltd.	404,100	43,473
ManTech International Corp. Class A	246,000	20,996
		102,315
Road & Rail - 2.0%
Canadian Pacific Railway Ltd.	74,800	27,910
Knight-Swift Transportation Holdings, Inc. Class A	724,184	34,124
Ryder System, Inc.	256,700	20,495
TFI International, Inc. (Canada)	648,100	56,788
		139,317

TOTAL INDUSTRIALS		859,626

INFORMATION TECHNOLOGY - 27.1%
Electronic Equipment & Components - 0.9%
Hitachi Ltd.	649,400	31,974
Hon Hai Precision Industry Co. Ltd. (Foxconn)	6,534,000	27,123
Vontier Corp. (a)	6,702	210
		59,307
IT Services - 5.7%
Amadeus IT Holding SA Class A (a)	91,700	6,245
Amdocs Ltd.	189,800	14,565
Cognizant Technology Solutions Corp. Class A	220,900	17,760
DXC Technology Co.	1,001,600	32,963
Fidelity National Information Services, Inc.	422,500	64,600
Genpact Ltd.	1,436,200	68,263
Global Payments, Inc.	147,000	31,551
Visa, Inc. Class A	721,900	168,607
		404,554
Semiconductors & Semiconductor Equipment - 7.7%
Analog Devices, Inc.	210,600	32,255
Broadcom, Inc.	217,100	99,041
Intel Corp.	501,000	28,823
KLA Corp.	152,100	47,965
Lam Research Corp.	111,600	69,242
Marvell Technology, Inc.	818,800	37,018
NVIDIA Corp.	149,100	89,517
NXP Semiconductors NV	98,400	18,943
Qualcomm, Inc.	281,200	39,031
SK Hynix, Inc.	278,100	31,832
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	281,800	32,897
Universal Display Corp.	89,900	20,110
		546,674
Software - 9.5%
Intuit, Inc.	179,800	74,106
Microsoft Corp.	2,080,500	524,658
SAP SE	196,800	27,556
SS&C Technologies Holdings, Inc.	654,200	48,555
		674,875
Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	1,142,272	150,163
Samsung Electronics Co. Ltd.	1,147,010	83,594
		233,757

TOTAL INFORMATION TECHNOLOGY		1,919,167

MATERIALS - 3.9%
Chemicals - 1.7%
Albemarle Corp. U.S.	122,100	20,534
International Flavors & Fragrances, Inc.	148,466	21,107
LG Chemical Ltd.	36,320	30,270
Olin Corp.	202,720	8,723
The Chemours Co. LLC	197,697	5,970
Valvoline, Inc.	1,080,300	33,921
		120,525
Metals & Mining - 2.2%
Barrick Gold Corp.	998,400	21,216
First Quantum Minerals Ltd.	708,700	16,334
Freeport-McMoRan, Inc.	852,900	32,163
Glencore Xstrata PLC	6,603,300	26,898
Lundin Mining Corp.	1,602,100	19,356
Newmont Corp.	680,300	42,458
		158,425

TOTAL MATERIALS		278,950

REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 2.8%
American Tower Corp.	181,900	46,343
CoreSite Realty Corp.	246,200	29,911
Four Corners Property Trust, Inc.	1,283,100	37,043
National Retail Properties, Inc.	250,500	11,628
Simon Property Group, Inc.	381,500	46,444
The Macerich Co.	2,036,700	28,086
		199,455
UTILITIES - 2.0%
Electric Utilities - 0.5%
Edison International	575,500	34,213
Independent Power and Renewable Electricity Producers - 0.9%
NextEra Energy Partners LP	150,400	11,212
The AES Corp.	1,960,200	54,533
		65,745
Multi-Utilities - 0.6%
CenterPoint Energy, Inc.	1,713,700	41,969

TOTAL UTILITIES		141,927

TOTAL COMMON STOCKS
(Cost $5,172,832)		7,066,946

Money Market Funds - 1.4%
Fidelity Cash Central Fund 0.04% (d)	6,279,793	6,281
Fidelity Securities Lending Cash Central Fund 0.04% (d)(e)	89,432,159	89,441
TOTAL MONEY MARKET FUNDS
(Cost $95,722)		95,722
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $5,268,554)		7,162,668
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(84,562)
NET ASSETS - 100%		$7,078,106

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $68,296,000 or 1.0% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$10
Fidelity Securities Lending Cash Central Fund	151
Total	$161

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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